Note 1 - Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Significant Accounting Policies [Text Block]
NOTE
1
— SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations and Continuance of Operations

Precision Therapeutics Inc., (the “Company”) was originally incorporated on
April 23, 2002
in Minnesota as BioDrain Medical, Inc. Effective
August 6, 2013,
the Company changed its name to Skyline Medical Inc. Pursuant to an Agreement and Plan of Merger effective
December 16, 2013,
the Company merged with and into a Delaware corporation with the same name that was its wholly-owned subsidiary, with such Delaware corporation as the surviving corporation of the merger. On
August 31, 2015,
the Company completed a successful offering and concurrent uplisting to the NASDAQ Capital Market. On
February 1, 2018,
the Company filed with the Secretary of State of Delaware a Certificate of Amendment to its Certificate of Incorporation to change the corporate name from Skyline Medical Inc. to Precision Therapeutics Inc., effective
February 1, 2018.
Because of this change, the Company’s common stock trades under the new ticker symbol “AIPT,” effective
February 2, 2018.
Skyline Medical (“Skyline”) remains as an incorporated division of Precision Therapeutics Inc.

As of
September 30, 2018,
the Company had
13,398,339
shares of common stock outstanding, par value
$.01
per share. The Company is a healthcare company that provides personalized medicine solution and medical devices in two
main areas: (
1
) precision medicine, which aims to apply artificial intelligence to personalized medicine and drug discovery; and (
2
) the Company has developed an environmentally safe system for the collection and disposal of infectious fluids that result from surgical procedures and post-operative care. The Company also makes ongoing sales of proprietary cleaning fluid and filters to users of its systems. In
April 2009,
the Company received
510
(k) clearance from the Food & Drug Administration (the “FDA”) to authorize the Company to market and sell its STREAMWAY System products.

The Company acquired
25%
of the capital stock of Helomics Holding Corporation (“Helomics”), in transactions in the first
quarter of
2018,
and in
April 2018
the Company entered into a letter of intent for a proposed merger transaction to acquire the remaining ownership of Helomics. In
June 2018,
the Company and Helomics entered into a definitive merger agreement – see Note
4.
The Company’s precision medicine services – designed to use artificial intelligence and a comprehensive disease database to improve the effectiveness of cancer therapy – were launched with the Company’s investment in Helomics. Helomics’ precision oncology services are based on its D-CHIP™ diagnostic platform, which combines a database of genomic and drug response profiles from over
149,000
tumors with an artificial intelligence based searchable bioinformatics platform. Once a patient’s tumor is excised and analyzed, the D-CHIP platform compares the tumor profile with its database, and using its extensive drug response data, provides a specific therapeutic roadmap. In addition, the Company has formed a wholly-owned subsidiary, TumorGenesis Inc., to develop the next generation, patient derived tumor models for precision cancer therapy and drug development. TumorGenesis Inc., formed during the first
quarter of
2018,
is presented as part of the condensed consolidated financial statements (“financial statements”).

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company has incurred recurring losses from operations and has an accumulated deficit of
$61,405,345.
The Company does
not
expect to generate sufficient operating revenue to sustain its operations in the near-term. The Company had cash and cash equivalents of
$209,891
as of
September 30, 2018
and needs to raise significant additional capital to meet its operating needs, and therefore there is substantial doubt about the Company’s ability to continue as a going concern for one
year after the date that the financial statements are issued. The financial statements do not
include any adjustments that might result from the outcome of this uncertainty. The Company raised
$1,815,000,
net, from a bridge loan executed on
September 28, 2018.
Neither the cash nor the stock transferred until the
first
week in
October 2018
and is reported in the balance sheet as a loan receivable and note payable. Warrants accompanied the agreement with a grant date of
September 28, 2018
and are included in the outstanding stock option and warrant lists.

Since inception to
September 30, 2018,
the Company has raised approximately
$36,490,000
in equity offerings, inclusive of (
1
)
$2,055,000
from a private placement of Series A Convertible Preferred Stock, (
2
)
$13,555,003
from the public offering of Units, (
3
)
$1,739,770
from a registered direct offering, (
4
)
$3,937,500
plus an overallotment of
$358,312
from a firm commitment underwritten public offering, and (
5
)
$1,300,000
from a private placement of Series C Convertible Preferred Stock. Also included in the
$36,490,000
aggregate is a total of
$3,405,052
from
2018
including
$2,755,000
from a firm commitment underwritten public offering and
$650,062
from exercising warrants into common stock. In addition, historically there was
$5,685,000
in debt financing.

Interim Financial Statements

The Company has prepared the unaudited interim financial statements and related unaudited financial information in the footnotes in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial statements. These interim financial statements reflect all adjustments consisting of normal recurring accruals, which in the opinion of management, are necessary to present fairly the Company’s position, the results of its operations and its cash flows for the interim periods. These interim financial statements reflect all intercompany eliminations. These interim financial statements should be read in conjunction with the annual financial statements and the notes thereto contained in the Form
10
-K filed with the SEC on
April 2, 2018.
The nature of the Company’s business is such that the results of any interim period may
not
be indicative of the results to be expected for the entire year.

Recent Accounting Developments

In
May 2014,
the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No.

2014
-
09,

Revenue from Contracts with Customers (Topic
606
),
which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. The standard’s core principle is that an entity will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company adopted the standard on
January 1, 2018
using the modified retrospective method applied to those contracts which were not
completed as of
December 31, 2017.
Results for reporting periods beginning after
January
1,
2018
 are presented under Topic
606,
while prior-period amounts have
not
been retrospectively adjusted and continue to be reported in accordance with Topic
605,
Revenue Recognition
. Based upon the Company’s contracts which were
not
completed as of
December 31, 2017,
the Company was
not
required to make an adjustment to the opening balance of retained earnings as of
January 1, 2018,
and there was
no
material impact. See Note
3
for further discussion.

In
January 2016,
the FASB issued ASU
No.
2016
-
01,
Financial Instruments-Overall (Subtopic
825
-
10
): Recognition and Measurement of Financial Assets and Financial Liabilities
(“ASU
2016
-
01”
). The standard changes how entities measure certain equity investments and present changes in the fair value of financial liabilities measured under the fair value option that are attributable to their own credit. Under the new guidance, entities will be required to measure equity investments that do not
result in consolidation and are
not
accounted for under the equity method at fair value and recognize any changes in fair value in net income unless the investments qualify for the new practicability exception. The Company adopted the standard as of
January 1, 2018.
As of
June 30, 2018,
there is
no
material impact on the Company’s financial statements and disclosures.

In
February 2016,
the FASB issued ASU
No.
2016
-
02,
“
Leases (Topic
842
)
” (“ASU
2016
-
02”
), which requires lessees to put most leases on their balance sheets but recognize the expenses on their income statements in a manner similar to current practice. The standard states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying asset for the lease term. The standard is effective for fiscal years and interim periods within those fiscal years beginning after
December 15, 2018.
Early adoption is permitted. The Company believes that upon adoption, ASU
2016
-
02
will
not
have a material impact on the Company’s balance sheet, results of operations, equity or cash flows. Further, the Company is continuing to assess any incremental disclosures that will be required in our consolidated financial statements.

Valuation of Intangible Assets

The Company reviews identifiable intangible assets for impairment annually, or whenever events or changes in circumstances indicate the carrying amount may
not
be recoverable. The Company’s intangible assets are currently solely the costs of obtaining trademarks and patents. Events or changes in circumstances that indicate the carrying amount may
not
be recoverable include, but are
not
limited to, a significant change in the medical device marketplace and a significant adverse change in the business climate in which the Company operates. If such events or changes in circumstances are present, the undiscounted cash flows method is used to determine whether the intangible asset is impaired. Cash flows would include the estimated terminal value of the asset and exclude any interest charges. If the carrying value of the asset exceeds the undiscounted cash flows over the estimated remaining life of the asset, the asset is considered impaired, and the impairment is measured by reducing the carrying value of the asset to its fair value using the discounted cash flows method. The discount rate utilized is based on management’s best estimate of the related risks and return at the time the impairment assessment is made.

Accounting Policies and Estimates

The presentation of financial statements is in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash Equivalents

The Company considers all highly liquid debt instruments with a maturity of three
months or less when purchased to be cash equivalents. Cash equivalents are stated at cost, which approximates fair value.

Certificates of Deposit

Short-term interest-bearing investments are those with maturities of less than one
year but greater than
three
months when purchased. Certificates with maturity dates beyond one
year are classified as noncurrent assets. These investments are readily convertible to cash and are stated at cost plus accrued interest, which approximates fair value.

Fair Value Measurements

Under generally accepted accounting principles as outlined in the FASB’s Accounting Standards Codification (ASC)
820,
fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting standards ASC
820
establishes a
three
-level fair value hierarchy that prioritizes information used in developing assumptions when pricing an asset or liability as follows:

Level
1
– Observable inputs such as quoted prices in active markets;

Level
2
– Inputs other than quoted prices in active markets, that are observable either directly or indirectly; and

Level
3
– Unobservable inputs where there is little or
no
market data, which requires the reporting entity to develop its own assumptions.

The Company uses observable market data, when available, in making fair value measurements. Fair value measurements are classified according to the lowest level input that is significant to the valuation.

The fair value of the Company’s investment securities was determined based on Level
1
inputs.

Inventories

Inventories are stated at the lower of cost and net realizable value, with cost determined on a first
-in,
first
-out basis. Inventory balances are as follows:

	September 30, 2018	December 31, 2017

Finished goods	$61,587	$62,932
Raw materials	157,610	141,028
Work-In-Process	58,958	61,085
Total	$278,155	$265,045

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the respective assets. Estimated useful asset life by classification is as follows:

	Years
Computers and office equipment	3	-	7
Leasehold improvements		3
Manufacturing tooling	3	-	7
Demo equipment		3

The Company’s fixed assets consist of the following:

	September 30, 2018	December 31, 2017
Computers and office equipment	$204,904	$183,528
Leasehold improvements	140,114	25,635
Manufacturing tooling	108,955	108,955
Demo equipment	77,496	43,368
Total	531,469	361,486
Less: Accumulated depreciation	333,211	273,770
Total Fixed Assets, Net	$198,258	$87,716

Upon retirement or sale, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operations. Maintenance and repairs are charged to operations as incurred.

Depreciation expense was
$26,120
and
$59,442
in the
three
and
nine
months ended
September 30, 2018
and was
$14,561
and
$44,764
for the
three
and
nine
months ended
September 30, 2017.

Intangible Assets

Intangible assets consist of trademarks, patent costs and license fees. Amortization expense was
$38,387
and
$46,127
in the
three
and
nine
months ended
September 30, 2018
and was
$3,276
and
$9,067
in the
three
and
nine
months ended
September 30, 2017.
The assets are reviewed for impairment annually, and impairment losses, if any, are charged to operations when identified.

Income Taxes

The Company accounts for income taxes in accordance with ASC
740
-
Income Taxes
(“ASC
740”
). Under ASC
740,
deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to impact taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

There is
no
income tax provision in the accompanying statements of operations due to the cumulative operating losses that indicate a
100%
valuation allowance for the deferred tax assets and state income taxes is appropriate.

The Company reviews income tax positions expected to be taken in income tax returns to determine if there are any income tax uncertainties. The Company recognizes tax benefits from uncertain tax positions only if it is more likely than not
that the tax positions will be sustained on examination by taxing authorities, based on technical merits of the positions. The Company has identified no
income tax uncertainties.

Tax years subsequent to
2014
remain open to examination by federal and state tax authorities.

Offering Costs

Costs incurred which are direct and incremental to an offering of the Company’s securities are deferred and charged against the proceeds of the offering, unless such costs are deemed to be insignificant in which case they are expensed as incurred.

Patents and Intellectual Property

On
January 25, 2014,
the Company filed a non-provisional Patent Cooperation Treaty (“PCT”) Application
No.
PCT/US2014/013081
claiming priority from the U.S. Provisional Patent Application, number
61756763
which was filed
one
year earlier on
January 25, 2013.
The “PCT” allows an applicant to file a single patent application to seek patent protection for an invention simultaneously in each of the
148
countries of the PCT, including the United States. Filing this single “international” patent application through the PCT is easier and more cost effective than filing separate applications directly with each national or regional patent office in which patent protection is desired.

The Company’s PCT patent application is for the new model of the surgical fluid waste management system. The Company obtained a favorable International Search Report from the PCT searching authority indicating that the claims in its PCT application are patentable (i.e., novel and non-obvious) over the cited prior art. A feature claimed in the PCT application is the ability to maintain continuous suction to the surgical field while measuring, recording and evacuating fluid to the facility’s sewer drainage system. This provides for continuous operation of the STREAMWAY System unit in suctioning waste fluids, which means that suction is not
interrupted during a surgical operation, for example, to empty a fluid collection container or otherwise dispose of the collected fluid.

The Company holds the following granted patents in the United States and a pending application in the United States on its earlier models:
US7469727,
US8123731
and U.S. Publication
No.
US20090216205
(collectively, the “Patents”). These Patents will begin to expire on
August 8, 2023.

In
July 2015,
the Company filed an international PCT patent application for its fluid waste collection system and received a favorable determination by the International Searching Authority finding that all of the claims satisfy the requirements for novelty, inventive step and industrial applicability. The Company anticipates that the favorable International Search Report will result in allowance of its various national applications.

The United States Patent Office has assigned application
#14/763,459
to the Company’s previously filed PCT application.

As of
November 22, 2017,
the Company was informed that the European Patent Office has allowed all claims for application
#14743665.3
-
1651
and has sent a Notice of Intent to Grant.

As of
July 11, 2018,
the Company was informed that the European Patent
#EP2948200
was granted and published validating in the following countries: Belgium, Germany, Spain, France, United Kingdom, Ireland, Italy, Netherlands, Norway, Poland and Sweden.

Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash. The Company places its cash with high credit quality financial institutions and, by policy, generally limits the amount of credit exposure to any one
financial institution. The Company has
no
credit risk concentration because there are
no
funds in excess of insurance limits in a single bank.

Segments

The Company operates in
two
segments for the sale of its medical device and consumable products. Substantially all the Company’s assets, revenues, and expenses for the three
and
nine
months ended
September 30, 2018
and
2017
were located at or derived from operations in the United States. There was
$4,195
and
$288
in revenues from sales outside the United States during the
three
-month period of
September 2018
and
2017,
respectively; and
$10,061
and
$25,188
in revenues from sales outside of the United States during the first
nine
months of
2018
and
2017,
respectively.

Risks and Uncertainties

The Company is subject to risks common to companies in the medical device industry, including, but not
limited to, development by the Company or its competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, and compliance with regulations of the FDA and other governmental agencies.

NOTE
1
— SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations and Continuance of Operations

The Company was originally incorporated on
April 23, 2002
in Minnesota as BioDrain Medical, Inc. Effective
August 6, 2013,
the Company changed its name to Skyline Medical Inc. Pursuant to an Agreement and Plan of Merger effective
December 16, 2013,
the Company merged with and into a Delaware corporation with the same name that was its wholly-owned subsidiary, with such Delaware Corporation as the surviving corporation of the merger. On
August 31, 2015,
the Company completed a successful offering and concurrent uplisting to The NASDAQ Capital Market. On
February 1, 2018,
we filed with the Secretary of State of Delaware a Certificate of Amendment to our Certificate of Incorporation to change our corporate name from Skyline Medical Inc. to Precision Therapeutics Inc., effective
February 1, 2018.
Because of this change, our common stock trades under the new ticker symbol “AIPT,” effective
February 2, 2018.
Skyline Medical (“Skyline”) remains as an incorporated division of Precision Therapeutics Inc.

As of
December 31, 2017,
the registrant had
6,943,283
shares of common stock, par value
$.01
per share, outstanding, adjusted for a
1
-for-
25
reverse stock split effective
October 27, 2016.
In this Report, all numbers of shares and per share amounts, as appropriate, have been stated to reflect the reverse stock split. The Company has developed an environmentally safe system for the collection and disposal of infectious fluids that result from surgical procedures and post-operative care. The Company also makes ongoing sales of our proprietary cleaning fluid and filters to users of our systems. In
April 2009,
the Company received
510
(k) clearance from the FDA to authorize the Company to market and sell its STREAMWAY System products.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company has suffered recurring losses from operations and had a stockholders’ deficit until
August 31, 2015
whereupon the Company closed its public offering of units of common stock, Series B Convertible Preferred Stock and Series A Warrants (the “Units”). There remains though, substantial doubt about its ability to continue as a going concern. The financial statements do not
include any adjustments that might result from the outcome of this uncertainty.

Since inception to
December 31, 2017,
the Company raised approximately
$29,065,934
in equity, inclusive of
$2,055,000
from a private placement of Series A Convertible Preferred Stock,
$13,555,003
from the public offering of Units,
$1,739,770
from a registered direct offering,
$3,937,500
plus an overallotment of
$358,312
from a firm commitment underwritten public offering,
$1,300,000
from a private placement of Series C Convertible Preferred Stock, and
$5,685,000
in debt financing. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations - Liquidity and Capital Resources.”

Recent Accounting Developments

In
May 2014,
the Financial Accounting Standards Board (“FASB”) issued ASU
2014
-
09,
Revenue from Contracts with Customers
and created a new topic in the FASB Accounting Standards Codification ("ASC"), Topic
606,
and has since amended the standard with ASU
2015
-
14,
“Revenue from Contracts with Customers: Deferral of the Effective Date,”
ASU
2016
-
08,
“Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net),”
ASU
2016
-
10,
“Revenue from Contracts with Customers: Identifying Performance Obligations and Licensing,”
ASU
2016
-
12,
“Revenue from Contracts with Customers: Narrow-Scope Improvements and Practical Expedients.”
ASU
2017
-
13.
These new standards provide a single comprehensive revenue recognition framework for all entities and supersedes nearly all existing U.S. GAAP revenue recognition guidance, including industry-specific guidance. The core principle of the revenue model is that an entity should recognize revenue in a manner that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard is designed to create greater comparability for financial statement users across industries and also requires enhanced disclosures. The amendments are effective for annual reporting periods beginning after
December 15, 2017,
including interim periods within that reporting period. Early application is not
permitted. The FASB allows
two
adoption methods under ASC
606.
We adopted the standard on
January 1, 2018
using the “modified retrospective method.” Under that method, we will apply the rules to all contracts existing as of
January 1, 2018,
recognizing in the beginning retained earnings an adjustment for the cumulative effect of the change and providing additional disclosure comparing results to previous accounting standards. While we continue to assess all potential impacts of the standard, it is currently anticipated that the standard will not
have a material impact on our financial statements.

In
August 2014,
the FASB issued ASU
2014
-
15,
Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern
. The new standard requires management to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. The standard is effective for public entities for annual and interim periods beginning after
December 15, 2016,
with early adoption permitted. We implemented in the
first
quarter of
2017.

In
July 2015,
the FASB issued ASU
No.

2015
-
11
, Inventory (Topic
330
): Simplifying the Measurement of Inventory
, requiring that inventory be measured at the lower of cost and net realizable value. Net realizable value is defined as estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. This ASU is effective within annual periods beginning on or after
December
15,
2016,
including interim periods within that reporting period. We implemented in the first
quarter of
2017.

In
November 2015,
the FASB issued ASU
2015
-
17,
“Income Taxes (Topic
740
)”
providing guidance on the balance sheet classification of deferred taxes. The guidance requires that deferred tax assets and liabilities to be classified as noncurrent in the Balance Sheet. The guidance is effective for fiscal years beginning after
December 15, 2016
and for interim periods within those fiscal years, with early adoption permitted. We implemented in the first
quarter of
2017.

In
January 2016,
the FASB issued ASU
No.
2016
-
01,
Financial Instruments-Overall (Subtopic
825
-
10
): Recognition and Measurement of Financial Assets and Financial Liabilities
(“ASU
2016
-
01”
). The standard changes how entities measure certain equity investments and present changes in the fair value of financial liabilities measured under the fair value option that are attributable to their own credit. Under the new guidance, entities will be required to measure equity investments that do not
result in consolidation and are
not
accounted for under the equity method at fair value and recognize any changes in fair value in net income unless the investments qualify for the new practicability exception. The standard is effective for fiscal years beginning after
December 15, 2017,
including interim periods within those fiscal years. The Company does not
believe that the adoption of this guidance will have a material impact on the Company’s financial statements and disclosures.

In
February 2016,
the FASB issued ASU
No.
2016
-
02,
“Leases
(Topic
842”
(“ASU
2016
-
02”
), which requires lessees to put most leases on their balance sheets but recognize the expenses on their income statements in a manner similar to current practice. The standard states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying asset for the lease term. The standard is effective for fiscal years and interim periods within those fiscal years beginning after
December 15, 2018.
Early adoption is permitted. We are currently evaluating the timing of our adoption and the impact that the updated standard will have on our financial statements.

In
March 2016,
the FASB issued ASU
No.
2016
-
09,
“Compensation (Topic
718
): Improvements to Employee Shares-Based Payment Accounting”
(
“ASU2016
-
09”
). ASU
2016
-
09
simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The standard is effective for fiscal years and interim periods within those fiscal years beginning after
December 15, 2016.
Early adoption is permitted. We implemented in the
first
quarter of
2017.

In
August 2016,
the FASB issued ASU
No.
2016
-
15,
Statement of Cash Flows (Topic
230
): Classification of Certain Cash Receipts and Cash Payments,
to address diversity in how certain cash receipts and cash payments are presented and classified in the statements of cash flows. The amendments are effective for public business entities for fiscal years beginning after
December 15, 2017,
and interim periods within those fiscal years. The amendments should be applied using a retrospective transition method to each period presented. If retrospective application is impractical for some of the issues addressed by the update, the amendments for those issues would be applied prospectively as of the earliest date practicable. Early adoption is permitted, including adoption in an interim period. The Company does not
expect the adoption of ASU
2016
-
15
to have a material impact on its financial statements.

On
December 22, 2017,
the Tax Cuts and Jobs Act of
2017
(Tax Reform Act) was signed into law making significant changes to the Internal Revenue Code. Changes include a reduction in the corporate tax rates, changes to operating loss carry-forwards and carrybacks, and a repeal of the corporate alternative minimum tax. The legislation reduces the U.S. corporate income tax rates from
34%
to
21%.
As a result of the enacted law, the Company is required to revalue its deferred tax assets and liabilities at the new enacted rate.

We reviewed all other significant newly issued accounting pronouncements and determined they are either not
applicable to our business or that
no
material effect is expected on our financial position and results of our operations.

Valuation of Intangible Assets

We review identifiable intangible assets for impairment in accordance with ASC
350
— Intangibles —Goodwill and Other, whenever events or changes in circumstances indicate the carrying amount may
not
be recoverable. Our intangible assets are currently solely the costs of obtaining trademarks and patents. Events or changes in circumstances that indicate the carrying amount may
not
be recoverable include, but are
not
limited to, a significant change in the medical device marketplace and a significant adverse change in the business climate in which we operate. If such events or changes in circumstances are present, the undiscounted cash flows method is used to determine whether the intangible asset is impaired. Cash flows would include the estimated terminal value of the asset and exclude any interest charges. If the carrying value of the asset exceeds the undiscounted cash flows over the estimated remaining life of the asset, the asset is considered impaired, and the impairment is measured by reducing the carrying value of the asset to its fair value using the discounted cash flows method. The discount rate utilized is based on management’s best estimate of the related risks and return at the time the impairment assessment is made.

Accounting Policies and Estimate

The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Presentation of Taxes Collected from Customers

Sales taxes are imposed on the Company’s sales to nonexempt customers. The Company collects the taxes from customers and remits the entire amounts to the governmental authorities. The Company’s accounting policy is to exclude the taxes collected and remitted from revenues and expenses.

Shipping and Handling

Shipping and handling charges billed to customers are recorded as revenue. Shipping and handling costs are recorded within cost of goods sold on the statement of operations.

Advertising

Advertising costs are expensed as incurred. Advertising expenses were
$37,060
in
2017,
and
$71,212
in
2016.

Research and Development

Research and development costs are charged to operations as incurred. Research and development costs were approximately
$289,000
and
$406,000
for
2017
and
2016,
respectively.

Revenue Recognition

The Company recognizes revenue in accordance with the SEC’s Staff Accounting Bulletin Revenue Recognition and ASC
606
- Revenue Recognition.

We recognize revenue when the following criteria are met: persuasive evidence of an arrangement exists – we receive both a signed purchase order and contract of terms and conditions confirming the sale from the customer; delivery has occurred – the goods are shipped from our warehouse and delivered and accepted by the customer; the selling price is fixed or determinable – confirmed on the customer purchase order and then invoiced immediately upon shipment of the goods; and collectability is reasonably assured – our customers are long standing hospitals, ambulatory surgical centers and others that pass credit checks. The terms of our agreements with our customers are specified in written agreements. These written agreements, the purchase order and the matching invoice, constitute the persuasive evidence of the arrangements with our customers that are a precondition to the recognition of revenue.

We undertake an evaluation of the creditworthiness of both new and, on a periodic basis, existing customers. Based on these reviews we determine whether collection of our prospective revenue is probable.

We have adopted the provisions of Accounting Standards Update, or “ASU”
2014
-
09,
Revenue from Contracts with Customers (Accounting Standards Codification, or “ASC”
606
), which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. Companies are permitted to adopt ASC
606
using a full retrospective or modified retrospective method. We adopted the standard on
January 1, 2018
using a modified retrospective method.

While we continue to assess all potential impacts of the standard, it is currently anticipated that the standard will not
have a material impact on our financial statements.

Cash Equivalents

The Company considers all highly liquid debt instruments with a maturity of three
months or less when purchased to be cash equivalents. Cash equivalents are stated at cost, which approximate fair value.

Certificates of Deposit

Short-term interest-bearing investments are those with maturities of less than one
year but greater than
three
months when purchased. Certificates with maturity dates beyond one
year are classified as noncurrent assets. These investments are readily convertible to cash and are stated at cost plus accrued interest, which approximates fair value.

Investment Securities

Readily marketable investments in debt and equity services are classified as available-for-sale and are reported at fair value with unrealized gains losses recorded in other comprehensive income. Unrealized gains are charged to earnings when an incline in fair value above the cost basis is determined to be other-than-temporary. Realized gains and losses on dispositions are based on the net proceeds and the adjusted book value of the securities sold, using the specific identification method.

Fair Value Measurements

Under generally accepted accounting principles as outlined in the Financial Accounting Standards Board’s
Accounting Standards Certification
(ASC)
820,
fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting standards ASC
820
establishes a
three
-level fair value hierarchy that prioritizes information used in developing assumptions when pricing an asset or liability as follows:

Level
1
– Observable inputs such as quoted prices in active markets;

Level
2
– Inputs other than quoted prices in active markets, that are observable either directly or indirectly; and

Level
3
– Unobservable inputs where there is little or
no
market data, which requires the reporting entity to develop its own assumptions.

The Company uses observable market data, when available, in making fair value measurements. Fair value measurements are classified according to the lowest level input that is significant to the valuation.

The fair value of the Company’s investment securities were determined based on Level
1
inputs.

Receivables

Receivables are reported at the amount the Company expects to collect on balances outstanding. The Company provides for probable uncollectible amounts through charges to earnings and credits to the valuation based on management’s assessment of the current status of individual accounts, changes to the valuation allowance have not
been material to the financial statements.

Inventories

Inventories are stated at the lower of cost or market, with cost determined on a first
-in,
first
-out basis. Inventory balances are as follows:

	December 31, 2017	December 31, 2016

Finished goods	$62,932	$38,201
Raw materials	141,028	165,812
Work-In-Process	61,085	68,195
Total	$265,045	$272,208

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the respective assets. Estimated useful asset life by classification is as follows:

	Years
Computers and office equipment	3	-	7
Leasehold improvements		5
Manufacturing Tooling	3	-	7
Demo Equipment		3

The Company’s investment in Fixed Assets consists of the following:

	December 31, 2017	December 31, 2016
Computers and office equipment	$183,528	$164,318
Leasehold Improvements	25,635	25,635
Manufacturing Tooling	108,955	103,204
Demo Equipment	43,368	23,236
Total	361,486	316,393
Less: Accumulated Depreciation	273,770	214,897
Total Fixed Assets, Net	$87,716	$101,496

Upon retirement or sale, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operations. Maintenance and repairs are charged to operations as incurred.

Depreciation expense was
$58,872
in
2017
and
$73,249
in
2016.

Intangible Assets

Intangible assets consist of trademarks and patent costs. Amortization expense was
$12,689
in
2017
and
$9,107
in
2016.
The assets are reviewed for impairment annually, and impairment losses, if any, are charged to operations when identified.

Income Taxes

The Company accounts for income taxes in accordance with ASC
740
-
Income Taxes (“ASC
740”
)
. Under ASC
740,
deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to impact taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company reviews income tax positions expected to be taken in income tax returns to determine if there are any income tax uncertainties. The Company recognizes tax benefits from uncertain tax positions only if it is more likely than not
that the tax positions will be sustained on examination by taxing authorities, based on technical merits of the positions. The Company has identified no
income tax uncertainties.

Tax years subsequent to
2014
remain open to examination by federal and state tax authorities.

Patents and Intellectual Property

On
January
25th,
2014,
the Company filed a non-provisional PCT Application
No.
PCT/US2014/013081
claiming priority from the U.S. Provisional Patent Application, number
61756763
which was filed
one
year earlier on
January
25th,
2013.
The Patent Cooperation Treaty (“PCT”) allows an applicant to file a single patent application to seek patent protection for an invention simultaneously in each of the
148
countries of the PCT, including the United States. By filing this single “international” patent application through the PCT, it is easier and more cost effective than filing separate applications directly with each national or regional patent office in which patent protection is desired.

Our PCT patent application is for the new model of the surgical fluid waste management system. We obtained a favorable International Search Report from the PCT searching authority indicating that the claims in our PCT application are patentable (i.e., novel and non-obvious) over the cited prior art. A feature claimed in the PCT application is the ability to maintain continuous suction to the surgical field while measuring, recording and evacuating fluid to the facilities sewer drainage system. This provides for continuous operation of the STREAMWAY System unit in suctioning waste fluids, which means that suction is not
interrupted during a surgical operation, for example, to empty a fluid collection container or otherwise dispose of the collected fluid.

The Company holds the following granted patents in the United States and a pending application in the United States on its earlier models:
US7469727,
US8123731
and U.S. Publication
No.
US20090216205
(collectively, the “Patents”). These Patents will begin to expire on
August 8, 2023.

In
July 2015,
Skyline Medical filed an international (PCT) patent application for its fluid waste collection system and received a favorable determination by the International Searching Authority finding that all of the claims satisfy the requirements for novelty, inventive step and industrial applicability. Skyline anticipates that the favorable International Search Report will result in allowance of its various national applications.

The United States Patent Office has assigned application
#14/763,459
to our previously filed PCT application.

As of
November 22, 2017,
the Company was informed that the European Patent Office has allowed all our claims for application
#14743665.3
-
1651,
and has sent a Notice of Intent to Grant. Skyline is now in the process of identifying the key European countries that we will validate the patent in.

Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash. The Company places its cash with high credit quality financial institutions and, by policy, generally limits the amount of credit exposure to any one
financial institution. The Company had a credit risk concentration as a result of depositing
$563,000
of funds in excess of insurance limits in a single bank.

Product Warranty Costs

In
2017
and in
2016,
the Company incurred approximately
$6,209
and
$34,665
in warranty costs.

Segments

The Company operates in
two
segments for the sale of its medical device and consumable products. Substantially all of the Company’s assets, revenues, and expenses for
2017
and
2016
were located at or derived from operations in the United States. There was
$26,662
in revenues from sales outside of the United States during
2017.

Risks and Uncertainties

The Company is subject to risks common to companies in the medical device industry, including, but not
limited to, development by the Company or its competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, and compliance with regulations of the FDA and other governmental agencies.